Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales					$ 5,757	$ 5,715	$ 5,529
Cost of sales					5,239	5,226	5,064
Gross margin					518	489	465
Selling, general and administrative expenses					194	192	199
Asset Impairment Charges	$ 2	$ 15	$ 173	$ 173	190	0	19
Loss on interiors divestiture					136	0	0
Restructuring expenses					17	18	37
Interest expense					7	4	(3)
Equity in net income of non-consolidated affiliates					13	11	5
Other expense					25	15	21
(Loss) income from discontinued operations before income taxes					(38)	271	197
Provision for income taxes					93	51	86
Net (loss) income from discontinued operations, net of tax					(131)	220	111
Net income attributable to non-controlling interests					66	85	67
Net (loss) income from discontinued operations attributable to Visteon					(197)	135	44
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	351				351	359
Restricted cash held for sale	0				0	6
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	845				845	971
Disposal Group, Including Discontinued Operation, Inventory	334				334	342
Disposal Group, Including Discontinued Operation, Other Assets, Current	130				130	177
Current assets held for sale	1,660				1,660	1,855
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	1,077				1,077	1,217
Disposal Group, Including Discontinued Operation, Intangible Assets	251				251	285
Disposal group, including discontinued operations, investments in non-consolidated affiliates	66				66	63
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	32				32	50
Non-current assets held for sale	1,426				1,426	1,615
Disposal Group, Including Discontinued Operation, Assets	3,086				3,086	3,470
Disposal group, including discontinued operations debt current	113				113	105
Disposal Group, Including Discontinued Operation, Accounts Payable	718				718	933
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation, Current	66				66	106
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	90				90	106
Current liabilities held for sale	987				987	1,250
Disposal group, including discontinued operations, long term debt excluding current maturities	252				252	226
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation, Noncurrent	77				77	80
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent	67				67	74
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	36				36	47
Non-current liabilities held for sale	432				432	427
Disposal Group, Including Discontinued Operation, Liabilities	$ 1,419				1,419	1,677
Disposal Group, Including Discontinued Operation, Depreciation and Amortization					200	222	215
Disposal group, including discontinued operations, capital expenditures					244	213	172
Lighting (excluding VTYC) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses							70
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairment Charges					$ 326	$ 0	$ 19